Document and Entity Information	12 Months Ended
Dec. 31, 2016
Document And Entity Information [Abstract]
Entity Registrant Name	TEEKAY TANKERS LTD.
Entity Central Index Key	0001419945
Trading Symbol	TNK
Document Type	6-K
Document Period End Date	Dec. 31, 2016
Amendment Flag	false
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31